Significant Risks and Uncertainties Including Business and Credit Concentrations (Tables)	12 Months Ended
Dec. 31, 2015
Risks and Uncertainties [Abstract]
Schedule of Revenues and Percentage of Combined Revenues for Customers

The following table presents revenues and percentage of combined revenues for customers that accounted for more than 10% of the Partnership’s combined revenues during the years ended December 31, 2015, 2014 and 2013. All of these customers are subsidiaries of major international oil companies, except KNOT, which was chartering the Windsor Knutsen from July 2014 until the vessel was redelivered to BG Group in October 2015.

	Year Ended December 31,
(U.S. Dollars in thousands)	2015		2014		2013
Fronape International Company, a subsidiary of Petrobras Transporte S.A.	$40,618	26%	$25,666	23%	$22,860	31%
Eni Trading and Shipping S.p.A.	46,806	30%	23,512	21%	—	—
Statoil ASA	23,203	15%	22,263	20%	21,563	29%
Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V.	19,789	13%	20,338	18%	8,417	12%
Brazil Shipping I Limited, a subsidiary of BG Group Plc	4,466	3%	12,124	11%	$20,311	28%
KNOT	$16,231	11%	$8,880	8%	—	—